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                                  [LETTERHEAD]


                                  June 3, 1998

VIA FACSIMILE 202-628-9002

Securities and Exchange Commission
450 Fifth Street, N.W.
Mail Stop 5-5
Washington, D.C. 20549

     Re:  The Navellier Performance Funds N-14
          File No. 333-22967
          497(j) Certification

Ladies/Gentlemen:

     Pursuant to Rule 497(j), The Navellier Performance Funds hereby certifies that there are no changes to the 485BPOS N-14 Merger Proxy Statement filed today, June 3, 1998.

                                               Sincerely,


                                               /s/ Samuel Kornhauser
                                               ---------------------
                                               Samuel Kornhauser

SK:ds